PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of comprehensive income(Loss)) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Revenues	¥ 330,977	$ 50,870	¥ 455,042	¥ 616,485
Cost of revenues	(232,979)	(35,807)	(286,543)	(353,336)
General and administrative expenses	(237,646)	(36,526)	(205,908)	(132,952)
Selling expenses	(43,608)	(6,702)	(70,093)	(112,815)
Operating loss	(211,856)	(32,561)	(168,626)	(5,743)
Interest income	12,077	1,856	27,982	22,447
Interest expense	(89,959)	(13,826)	(89,327)	(53,214)
Change in fair value of derivatives	0	0	713	33,731
Loss on debt extinguishment	0	0	0	(36,648)
Foreign exchange gain	4,023	618	13,472	10,348
Net loss attributable to Concord Medical Services Holdings Limited	(284,320)	(43,699)	(261,867)	(78,304)
Other comprehensive (loss) income, net of tax of nil foreign currency translation adjustments	(40,550)	(6,232)	41,394	27,923
Total other comprehensive (loss) income	(245,134)	(37,677)	(306,478)	(107,202)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	(247,619)	(38,059)	(299,738)	(106,227)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues
Cost of revenues
General and administrative expenses	(24,431)	(3,755)	(22,843)	(21,623)
Selling expenses	(1,802)	(277)	(825)	(797)
Operating loss	(26,233)	(4,032)	(23,668)	(22,420)
Equity in loss of subsidiaries	(250,696)	(38,531)	(219,201)	(40,120)
Interest income	0	0	0	1,043
Interest expense	(7,554)	(1,161)	(19,326)	(20,619)
Change in fair value of derivatives	0	0	713	34,455
Loss on debt extinguishment	0	0	0
Foreign exchange gain	163	25	3,138	6,006
Net loss attributable to Concord Medical Services Holdings Limited	(284,320)	(43,699)	(258,344)	(78,303)
Other comprehensive (loss) income, net of tax of nil foreign currency translation adjustments	40,550	6,232	(41,394)	(27,923)
Total other comprehensive (loss) income	40,550	6,232	(41,394)	(27,923)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	¥ (243,770)	$ (37,467)	¥ (299,738)	¥ (106,226)